UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-10625

                      (Investment Company Act File Number)


                         Federated Core Trust II, L.P.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/07


                Date of Reporting Period:  Quarter ended 3/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




MARKET PLUS CORE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

    PRINCIPAL                                                                                                               VALUE
    AMOUNT
    OR SHARES
                  ADJUSTABLE RATE MORTGAGES--28.2%
                  FEDERAL HOME LOAN MORTGAGE CORP.--25.0%
  $ 6,299,492     Federal Home Loan Mortgage Corporation, 5.441%, 12/1/2035                                          $  6,323,232
    4,778,056     Federal Home Loan Mortgage Corporation, 5.631%, 6/1/2036                                              4,807,663
                     TOTAL                                                                                             11,130,895
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.2%
      156,159     Federal National Mortgage Association, 5.350%, 5/1/2036                                                 157,057
    1,165,939     Federal National Mortgage Association, 5.458%, 4/1/2036                                               1,173,956
       42,744     Federal National Mortgage Association, 5.343%, 6/1/2035                                                  43,325
       60,669     Federal National Mortgage Association, 5.659%, 4/1/2035                                                  61,588
                     TOTAL                                                                                              1,435,926
                     TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,510,274)                                     12,566,821
                  ASSET-BACKED SECURITIES--7.2%
                  HOME EQUITY LOAN--4.8%
       40,017     Asset Backed Funding Certificate 2005-OPT1 A1MZ, 7/25/2035                                               40,154
       97,600     Centex Home Equity 2005-D AV2, 10/25/2035                                                                97,701
        1,187     Chase Funding Mortgage Loan As 2002-4 1A4, 4.21%, 3/25/2029                                               1,180
        6,652     First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH4 2A2, 1/25/2035                           6,655
       57,320     GSAA Home Equity Trust 2005-15 1A2 1A2, 1/25/2036                                                        57,491
       75,000     GSAA Home Equity Trust 2005MTR1 A3 , 10/25/2035                                                          75,152
      272,670 1,2 GSAA Home Equity Trust 2006-8N N1, 10/26/2036                                                           271,307
       64,466     GSAMP Trust 2005-SEA2 A1, 1/25/2045                                                                      64,521
      280,000     Morgan Stanley ABS Capital I 2004-OP1 M3, 11/25/2034                                                    280,473
      400,000     Morgan Stanley ABS Capital I 2005-WMC4 M1, 4/25/2035                                                    399,792
       92,005     Novastar Home  Equity  Loan  A1B, 3/25/2035                                                              92,771
      151,850     Option One Mortgage Loan Trust 2005-1 A1B,  2/25/2035                                                   152,815
       75,000     Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 11/25/2035                                          75,160
      500,000     Structured Asset Investment Loan Trust 2005-10 M3, 12/25/2035                                           500,853
                     TOTAL                                                                                              2,116,025
                  NON-AGENCY MORTGAGE--2.4%
       41,935     Harborview Mortgage Loan Trust 2006-1 2A1A, 3/19/2037                                                    42,011
      500,000 1,2 KLIO Funding Ltd. 2004-1A A1, 4/23/2039                                                                 502,063
       81,325     Washington Mutual 2003-S4 1A3, 6/25/2018                                                                 81,507
       31,564     Washington Mutual 2005-AR17 A-1A1, 12/25/2045                                                            31,610
      400,000     Washington Mutual Mortgage Pass Through Certificates 2007-OA3 DA1C, 4/25/2047                           399,531
                     TOTAL                                                                                              1,056,722
                     TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,166,571)                                         3,172,747
                  COLLATERALIZED MORTGAGE OBLIGATIONS--8.0%
                  FEDERAL HOME LOAN MORTGAGE CORP.--0.5%
      114,328     Federal Home Loan Mortgage Corporation REMIC 2395 FA, 5.920%, 6/15/2029                                 115,948
       91,228     Federal Home Loan Mortgage Corporation REMIC 2395 FT, 5.770%, 12/15/2031                                 91,887
                     TOTAL                                                                                                207,835
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.7%
      100,000     Federal National Mortgage Association REMIC 0287A FB, 5.830%, 10/25/2031                                100,861
      160,915     Federal National Mortgage Association REMIC 1993-179 FJ, 6.494%, 10/25/2023                             165,421
       46,869     Federal National Mortgage Association REMIC 1993-247 FM, 5.592%, 12/25/2023                              46,795
                     TOTAL                                                                                                313,077
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.1%
      509,241     Government National Mortgage Association REMIC 1999-13 PC, 6.000%, 3/20/2028                            508,731
                  NON-AGENCY MORTGAGE--5.7%
      898,279     Citigroup Mortgage Loan Trust, 2004UST1 A2, 8/25/2034                                                   904,247
      377,616     Washington Mutual 2002-AR6 2002-AR6 A, 6/25/2042                                                        377,977
      427,242     Washington Mutual 2006-AR1 2A1B, 1/25/2046                                                              428,367
      452,469     Washington Mutual 2006-AR15 1A, 11/25/2046                                                              453,808
      354,012     Washington Mutual 2006-AR17 1A, 12/25/2046                                                              354,656
                     TOTAL                                                                                              2,519,055
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,528,662)                             3,548,698
                  CORPORATE BONDS--18.1%
                  COMMUNICATIONS - TELECOM WIRELESS--1.3%
      600,000     Vodafone Group PLC, Note, 2/27/2012                                                                     600,839
                  COMMUNICATIONS - TELECOM WIRELINES--1.7%
       50,000     SBC Communications, Inc., 11/14/2008                                                                     50,164
      300,000     Telecom Italia Capital, Note, 2/01/2011                                                                 300,748
      400,000     Telefonica SA, Floating Rate Note, 6/19/2009                                                            401,590
                     TOTAL                                                                                                752,502
                  CONSUMER CYCLICAL - ENTERTAINMENT--1.2%
      515,000     Time Warner, Inc., Floating Rate Note, 11/13/2009                                                       515,947
                  CONSUMER CYCLICAL - SERVICES--1.1%
      500,000 1,2 Realogy Corp., Sr. Note, 10/20/2009                                                                     500,848
                  ENERGY - INDEPENDENT--0.6%
      280,000     Anadarko Petroleum Corp., Floating Rate Note, 9/15/2009                                                 280,787
                  FINANCIAL INSTITUTION - BANKING--8.0%
      900,000     Chase Capital II, Company Guarantee, 2/01/2027                                                          879,664
      900,000     Nationsbank Capital Trust, Bond, 1/15/2027                                                              874,730
       40,000     Popular North America, 4/06/2009                                                                         40,140
      900,000     Wachovia Capital Trust II, Company Guarantee, 1/15/2027                                                 868,566
      900,000     Wells Fargo Capital II, Company Guarantee, 1/30/2027                                                    881,713
                     TOTAL                                                                                              3,544,813
                  FINANCIAL INSTITUTION - BROKERAGE--0.2%
       50,000     Goldman Sachs Group, Inc., Floating Rate Note, 9/29/2014                                                 50,972
       50,000     Morgan Stanley Group, In, 1/18/2011                                                                      50,158
                     TOTAL                                                                                                101,130
                  FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--2.1%
      310,000     CIT Group, Inc., Sr. Note, 2/13/2012                                                                    309,768
      625,000     Residential Capital Corp., Sr. Unsecd. Note, 6/09/2008                                                  618,621
                     TOTAL                                                                                                928,389
                  FINANCIAL INSTITUTION - INSURANCE - P&C--1.2%
       30,000     CNA Financial Corp., 8/15/2016                                                                           31,122
      500,000 1,2 ZFS Finance USA Trust III, Floating Rate Note, 12/15/2065                                               505,368
                     TOTAL                                                                                                536,490
                  TECHNOLOGY--0.7%
      300,000     Oracle Corp., Floating Rate Note, Series WI, 1/13/2009                                                  300,146
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $8,050,538)                                                 8,061,891
                  MORTGAGE-BACKED SECURITIES--23.8%
                  FEDERAL HOME LOAN MORTGAGE CORP.--15.4%
    2,285,185     Federal Home Loan Mortgage Corporation Pool G08153, 7.000%, 30 Year, 9/1/2036                         2,355,437
      795,825     Federal Home Loan Mortgage Corporation Pool G18124, 6.000%, 15 Year, 6/1/2021                           809,198
    3,607,355     Federal Home Loan Mortgage Corporation Pool G18136, 6.000%, 15 Year, 8/1/2021                         3,667,972
                     TOTAL                                                                                              6,832,607
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--8.4%
      585,052     Federal National Mortgage Association Pool 256360, 7.000%, 30 Year, 8/1/2036                            603,586
    1,482,390     Federal National Mortgage Association Pool 891171, 7.000%, 30 Year, 7/1/2036                          1,529,351
    1,560,993     Federal National Mortgage Association Pool 895073, 7.000%, 30 Year, 8/1/2036                          1,610,445
                     TOTAL                                                                                              3,743,382
                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $10,521,928)                                    10,575,989
                  U.S. TREASURY--8.0%
                  TREASURY SECURITIES--8.0%
    3,600,000 3,4 United States Treasury Bill, 7/26/2007 (IDENTIFIED COST $3,542,435)                                   3,544,165
                  MUTUAL FUND--4.4%
    1,956,451   5 Prime Value Obligations Fund, Institutional Shares (7 Day Net Yield 5.25%) (AT NET ASSET VALUE)       1,956,451
                     TOTAL INVESTMENTS-97.7%                                                                           43,426,762
                     (IDENTIFIED COST $43,276,859)6
                     OTHER ASSETS AND LIABILITIES-NET-2.3%                                                              1,016,609
                     TOTAL NET ASSETS-100%                                                                           $ 44,443,371

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $1,779,586, which represented 4.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At March 31, 2007, these liquid restricted securities amounted to $1,779,586, which represented 4.0% of total net assets.

3    Discount rate at time of purchase.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.

5    Affiliated company.

6 At March 31, 2007, the cost of investments for federal tax purposes was $43,276,859. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts and swap contracts was $149,903. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,310 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,407.


    At March 31, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION                          NUMBER OF         NOTIONAL     EXPIRATION DATE       UNREALIZED
                                         CONTRACTS         VALUE                            APPRECIATION
    7S&P 500 Index Long Futures          7                 $2,504,600   June 2007                $44,573
    7S&P Mini 500 Index Long Futures     4                 $286,250     June 2007                 $5,090
    U.S. Treasury Notes 2 Years Short    50                $10,244,531  June 2007                $10,727
    Futures
    Net unrealized appreciation on
    futures contracts                                                                            $60,390
    At March 31, 2007, the Fund had the following open swap contracts:
    TOTAL RETURN SWAPS    REFERENCE  PAY/RECEIVE INDEX    PAY/RECEIVE EXPIRATION  NOTIONAL     UNREALIZED APPRECIATION/
    COUNTERPARTY          INDEX      TOTAL RETURN         FIXED RATE  DATE        PRINCIPAL    (DEPRECIATION)
                                                                                  AMOUNT
    Lehman Brothers       S&P 500     Receive             5.39%       9/7/2007    $30,000,000  $695,857
    International         Total
                          Return
    Merrill Lynch         S&P 500     Receive             5.37%       10/4/2007   $8,000,000   $(52,243)
    International         Total
                          Return
    Net unrealized appreciation on swap contracts                                              $643,614
  7 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates, and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit




ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST II, L.P.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONANUE, PRINCIPAL EXECUTIVE OFFICER

DATE        May 21, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        May 21, 2007